Restricted Equity Investments (Tables)	12 Months Ended
Dec. 31, 2014
Text Block [Abstract]
Restricted Equity Investments

The Company’s restricted equity investments at December 31, 2014 and 2013 consisted of the following:

RESTRICTED EQUITY INVESTMENTS

December 31,	2014	2013
FRB stock	$9,168	$9,870
FHLBNY stock	5,645	7,001
Atlantic Central Bankers Bank stock	148	148

Total	$14,961	$17,019